UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23091

Gallery Trust
 (Exact name of registrant as specified in charter)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Gallery Trust	Mondrian International Equity Fund
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.2%
QBE Insurance Group	828,748	$6,218,735
Total Australia		6,218,735

CHINA — 1.9%
China Mobile	1,061,500	9,574,942
Total China		9,574,942

DENMARK — 2.1%
ISS	280,802	10,496,118
Total Denmark		10,496,118

FRANCE — 6.2%
Cie de Saint-Gobain	182,757	8,136,852
Sanofi	197,457	17,171,679
Societe Generale	126,478	5,636,330
Total France		30,944,861

GERMANY — 8.8%
Allianz	54,325	12,015,050
Bayerische Motoren Werke	44,534	4,306,130
Daimler	173,133	11,975,043
Deutsche Telekom	557,751	9,228,673
Evonik Industries	175,120	6,481,148
Total Germany		44,006,044

HONG KONG — 4.7%
CK Hutchison Holdings	1,271,500	13,818,098
Jardine Matheson Holdings	69,215	4,672,013
WH Group	5,923,000	4,754,066
Total Hong Kong		23,244,177

Gallery Trust	Mondrian International Equity Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — 6.3%
Enel	2,799,117	$15,612,840
Eni	826,317	15,908,327
Total Italy		31,521,167

JAPAN — 17.4%
Canon	71,200	2,303,183
FUJIFILM Holdings	212,700	8,752,249
Fujitsu	208,000	1,414,508
Honda Motor	447,600	13,430,201
Isuzu Motors	240,700	3,247,292
Kirin Holdings	136,200	3,480,064
Kyushu Railway	139,500	4,279,256
Mitsubishi Electric	407,600	5,509,882
Otsuka Holdings	52,200	2,404,239
Secom	70,700	5,393,471
Sekisui Chemical	407,800	7,286,897
Sumitomo Electric Industries	506,800	7,768,682
Takeda Pharmaceutical	282,100	11,794,639
Tokio Marine Holdings	208,252	9,872,950
Total Japan		86,937,513

NETHERLANDS — 5.9%
Koninklijke Ahold Delhaize	472,985	12,032,307
Royal Dutch Shell PLC Class B^	490,147	17,186,798
Total Netherlands		29,219,105

SINGAPORE — 5.2%
Ascendas REIT	2,472,600	4,994,785
Singapore Telecommunications	2,711,702	6,394,067
United Overseas Bank	745,718	14,800,970
Total Singapore		26,189,822

Gallery Trust	Mondrian International Equity Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 6.2%
Banco Santander	1,443,542	$8,135,306
Iberdrola	1,739,258	13,524,715
Telefonica	1,039,290	9,346,780
Total Spain		31,006,801

SWEDEN — 3.0%
Telefonaktiebolaget LM Ericsson Class B	32,543	254,927
Telia	3,079,568	14,814,792
Total Sweden		15,069,719

SWITZERLAND — 6.3%
ABB *	495,408	11,362,637
Novartis	127,705	10,735,913
Zurich Insurance Group	30,107	9,264,862
Total Switzerland		31,363,412

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing	611,000	4,909,715
Taiwan Semiconductor Manufacturing ADR	86,478	3,563,758
Total Taiwan		8,473,473

UNITED KINGDOM — 21.9%
BP PLC	1,788,590	13,458,795
G4S PLC	2,792,416	10,115,856
GlaxoSmithKline PLC	628,272	13,042,408
John Wood Group PLC	1,074,251	9,162,182
Kingfisher PLC	2,640,853	10,284,311
Lloyds Banking Group PLC	16,796,376	13,752,270
National Grid PLC	473,572	5,055,338
SSE PLC	584,462	9,589,141
Tesco PLC	4,415,880	15,087,067

Gallery Trust	Mondrian International Equity Fund
July 31, 2018 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
WPP PLC	615,885	$9,635,834
Total United Kingdom		109,183,202

Total Common Stock
(Cost $464,432,922)		493,449,091

PREFERRED STOCK — 0.1%

GERMANY — 0.1%
Bayerische Motoren Werke 4.72%	9,391	777,477

Total Preferred Stock
(Cost $680,930)		777,477
Total Value of Securities — 98.9%
(Cost $465,113,852)		$494,226,568

Percentages are based on Net Assets of $499,590,648.

*	Non-income producing security.
^	Security traded on the London Stock Exchange.
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2018, there were transfers from Level 2 to Level 1 assets and liabilities. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018